                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

                       SUPPLEMENT DATED DECEMBER 11, 2007
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2007
                                       FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

This supplement updates the Prospectuses for Merrill Lynch Investor Choice AnnuitySM issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLNY"). Please retain this supplement with your Prospectus for your reference.

FOR CONTRACTS ISSUED BY MLLIC:

Under the "GUARANTEED MINIMUM INCOME BENEFIT EXTRA" section, the "REQUIRED MINIMUM DISTRIBUTIONS" subsection has been deleted in its entirety and replaced with the following:

REQUIRED MINIMUM DISTRIBUTIONS

If you are required to make withdrawals from the Contract to satisfy the required minimum distribution ("RMD") rules under the IRC, you must notify us in writing prior to making the withdrawal. To assist you in your calculation, starting in the year you reach age 70 1/2 (provided you have not begun annuity payments), we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract that you need to withdraw for that calendar year.

If you decide to take withdrawals from the Contract to satisfy your RMD, and upon receiving written notification we determine that the RMD withdrawal amount you requested for the Contract plus any withdrawals you have already taken during the current contract year (together, "cumulative withdrawals") EXCEED 5% TIMES THE GMIB EXTRA ROLL-UP BASE effective at the beginning of the contract year, your GMIB EXTRA Base will be adjusted as follows:

The amount of the adjustment will be equal to the amount of such withdrawal multiplied by an adjustment factor.

CUMULATIVE WITHDRAWALS LESS THAN OR EQUAL TO RMD FOR THE CONTRACT:

     If cumulative withdrawals for the contract year (including the requested RMD withdrawal) DO NOT EXCEED the amount necessary to satisfy the RMD rules FOR THE CONTRACT ONLY, then to the extent withdrawals exceed 5% times the GMIB EXTRA Roll-Up Base, effective at the beginning of the contract year, the adjustment factor for the requested RMD withdrawal is 1.0. Consequently, we will reduce your GMIB EXTRA Base dollar-for-dollar in the amount of the RMD withdrawal.


Code: 764198.6-1207

CUMULATIVE WITHDRAWALS GREATER THAN RMD FOR THE CONTRACT:

     If the total of all withdrawals during the contract year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the contract only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:

          (a) = GMIB EXTRA Roll-Up Base, and

          (b) = the account value

     Both (a) and (b) are calculated immediately prior to such withdrawal.

For further information on RMDs, please see "Federal Income Taxes-Required Minimum Distributions."

FOR EXAMPLES, PLEASE SEE APPENDIX M AND APPENDIX N.

FOR CONTRACTS ISSUED BY EITHER MLLIC OR MLNY:

Under the "GUARANTEED MINIMUM WITHDRAWAL BENEFIT" section, the "REQUIRED MINIMUM DISTRIBUTIONS" subsection has been deleted in its entirety and replaced with the following:

REQUIRED MINIMUM DISTRIBUTIONS

If you are required to make withdrawals from the Contract to satisfy the required minimum distribution ("RMD") rules under the IRC, you must notify us in writing prior to making the withdrawal. To assist you in your calculation, starting in the year you reach age 70 1/2 (provided you have not begun annuity payments), we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract that you need to withdraw for that calendar year.

If you decide to take withdrawals from the Contract to satisfy your RMD, and upon receiving written notification we determine that the RMD withdrawal amount you requested for the Contract plus any withdrawals you have already taken during the current contract year (together, "cumulative withdrawals") IS GREATER THAN YOUR GUARANTEED LIFETIME AMOUNT, your GMWB Base will be impacted as follows:

CUMULATIVE WITHDRAWALS LESS THAN OR EQUAL TO RMD FOR THE CONTRACT:

     If cumulative withdrawals for the contract year (including the requested RMD withdrawal) DO NOT EXCEED the amount necessary to satisfy the RMD rules FOR THE CONTRACT ONLY, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will NOT reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

CUMULATIVE WITHDRAWALS GREATER THAN RMD FOR THE CONTRACT:

     If cumulative withdrawals for the contract year (including the requested RMD withdrawal) EXCEED the amount necessary to satisfy the RMD rules FOR THE CONTRACT ONLY, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

          (i) we will NOT reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules FOR THE CONTRACT ONLY;

          (ii) we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

               We will SUBTRACT from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount MULTIPLIED by the GMWB Base DIVIDED BY the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

          (iii) your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

For further information on RMDs, please see "Federal Income Taxes-Required Minimum Distributions."

FOR CONTRACTS ISSUED BY EITHER MLLIC OR MLNY:

The following subsection is added to the end of the "FEDERAL INCOME TAX" section:

REQUIRED MINIMUM DISTRIBUTIONS

Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and qualified plans, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your Merrill Lynch custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.

If you purchased the GMIB EXTRA (for Contracts issued by MLLIC), making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.

WHEN MUST RMDS BE TAKEN? Generally, the first RMD is for the calendar year in which you reach age 70 1/2. The IRS permits you to take this RMD during the calendar year you reach age 70 1/2 or to delay it until some time between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent year, then you will have to take two RMDs that year (the delayed RMD for the first year and the RMD for the current year).

If you choose to delay taking the first RMD payment until the subsequent year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior year and current year) exceed your Guaranteed Lifetime Amount or 5% times the GMIB EXTRA Roll-Up Base (for Contracts issued by MLLIC), we will treat any amount in excess of your RMD amount for the current year as an excess withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current year.

FOR EXAMPLES, PLEASE SEE APPENDIX O (OR APPENDIX G IF YOUR CONTRACT WAS ISSUED BY MLNY) AND APPENDIX P (OR APPENDIX H IF YOUR CONTRACT WAS ISSUED BY MLNY)

HOW ARE RMDS CALCULATED? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

ACCOUNT-BASED METHOD:   RMD amount for the Contract = [account value as of Dec
                        31st +/- actuarial present value of optional guarantee
                        (s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you choose an annuity-based method, you do not have to do annual calculations.

ANNUITY-BASED METHOD:   You apply the account value to an annuity payout for
                        your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

For Contracts issued by MLLIC, the following Appendix is added to the end of your Prospectus:

APPENDIX M--EXAMPLE OF RMD CALCULATIONS UNDER THE GMIB EXTRA

For Contracts issued by MLLIC, the following Appendix is added to the end of your Prospectus:

APPENDIX N--EXAMPLE OF RMD CALCULATIONS UNDER THE GMIB EXTRA

For Contracts issued by MLLIC and MLNY, the following Appendix is added to the end of your Prospectus:

APPENDIX O--EXAMPLE OF RMD CALCULATIONS UNDER THE GMWB (IF YOUR CONTRACT WAS ISSUED BY MLNY THIS APPENDIX IS LABELED APPENDIX G)

For Contracts issued by MLLIC and MLNY, the following Appendix is added to the end of your Prospectus:

APPENDIX P--EXAMPLE OF RMD CALCULATIONS UNDER THE GMWB (IF YOUR CONTRACT WAS ISSUED BY MLNY THIS APPENDIX IS LABELED APPENDIX H)

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by MLLIC or (800) 333-6524 for Contracts issued by MLNY, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

          APPENDIX M- EXAMPLE OF RMD CALCULATIONS UNDER THE GMIB EXTRA

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on June 1, 2007 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2012 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB EXTRA BASE AND GMIB EXTRA CHARGE, SEE "GUARANTEED MINIMUM INCOME BENEFIT EXTRA."

                                                                                                                5% GMIB    Remaining
                                                                                                                Dollar-     5% GMIB
                                                                                             GMIB      GMIB       for-      Dollar-
                                                                                            EXTRA     EXTRA      Dollar   for-Dollar
                                                                                           Roll-Up   Roll-Up   Withdrawal Withdrawal
                                                                  TRANSACTIONS              BASE       BASE    Limit for   Limit for
                                                                ----------------  ACCOUNT  (before    (after    Contract   Contract
DATE                                                              PREM.  WITHDR.   VALUE  activity) activity)     Year       Year
----                                                            -------- ------- -------- --------- --------- ----------- ----------
6/1/2007 THE CONTRACT IS ISSUED                                 $100,000         $100,000  $100,000  $100,000    $5,000     $5,000

6/1/2012 FIFTH CONTRACT ANNIVERSARY                                              $125,000  $127,628  $127,628    $6,381     $6,381
         Assume Account Value increased by $25,000 due to
         positive investment performance. Also assume the owner
         has not elected any Optional Resets.

9/1/2012 YOU TAKE $5,000 WITHDRAWAL                                       $5,000 $120,000  $129,207  $124,207    $6,381     $1,381
         Assume Account Value decreased by $5,000 as a result
         of withdrawal. Since the withdrawal amount of $5,000
         is less than the Remaining 5% GMIB Dollar-for-Dollar
         Limit for the contract year ($6,381), the GMIB EXTRA
         Roll-Up Base is reduced dollar-for-dollar.

1/1/2013 ENTER 2013 TAX YEAR                                                     $150,000  $126,250  $126,250    $6,381     $1,381
         Assume Account Value Decreased by $30,000 due to                                                     (additional
         positive investment performance and the RMD amount for                                                 $119 will
         the 2013 tax year is determined to be $6,500 (based on                                                        be
         IRA owner's age and sex).                                                                              permitted
                                                                                                                 for RMD)

3/1/2013 SERVICE CENTER NOTIFIED $6,500 WITHDRAWAL WILL BE                $6,550 $113,500  $127,249  $120,357    $6,381     $   --
         TAKEN FOR RMD PURPOSES                                                                               (additional
         Assume Account Value decreased by $30,000 due to                                                       $119 will
         negative investment performance before the withdrawal                                                         be
         and further decreased by $6,500 as a result of                                                         permitted
         withdrawal. Cumulative withdrawals during the contract                                                  for RMD)
         year = $5,000 + $6,500 = $11,500. Since the RMD amount
         for the tax year is $6,500, any withdrawal that causes
         cumulative withdrawals during the contract year to
         exceed $6,500 will be treated as an adjusted
         withdrawal and the GMIB EXTRA Roll-Up Base will be
         "adjusted" as follows:

                                                 (GMIB EXTRA
                                                   Roll-Up
                                                 Base before
                                                 withdrawal)
         Adjusted Withdrawal =   withdrawal x -----------------
                                                (Account Value
                                                  before the
                                                 withdrawal)
                             = ($6,500) x ($127,249 / $120,000)
                             = $6,893

         GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base
         (prior to withdrawal) - Adj.Withdrawal
                             = $127,249 - $6893
                             = $120,357

6/1/2013 SIXTH CONTRACT ANNIVERSARY                                              $113,500  $121,846  $121,846    $6,092     $6,092
         Assume no change in Account Value.

9/1/2013 NO ACTIVITY                                                             $113,500  $123,353  $123,353    $6,092     $6,092

          APPENDIX N- EXAMPLE OF RMD CALCULATIONS UNDER THE GMIB EXTRA

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on June 1, 2007 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2012 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB EXTRA BASE AND GMIB EXTRA CHARGE, SEE "GUARANTEED MINIMUM INCOME BENEFIT EXTRA."

                                                                                                                5% GMIB    Remaining
                                                                                                                Dollar-     5% GMIB
                                                                                             GMIB      GMIB       for-      Dollar-
                                                                                            EXTRA     EXTRA      Dollar   for-Dollar
                                                                                           Roll-Up   Roll-Up   Withdrawal Withdrawal
                                                                  TRANSACTIONS              BASE       BASE    Limit for   Limit for
                                                                ----------------  ACCOUNT  (before    (after    Contract   Contract
DATE                                                              PREM.  WITHDR.   VALUE  activity) activity)     Year       Year
----                                                            -------- ------- -------- --------- --------- ----------- ----------
6/1/2007 THE CONTRACT IS ISSUED                                 $100,000         $100,000  $100,000  $100,000    $5,000     $5,000

6/1/2012 FIFTH CONTRACT ANNIVERSARY                                              $125,000  $127,628  $127,628    $6,381     $6,381
         Assume Account Value increased by $25,000 due to
         positive investment performance. Also assume the owner
         has not elected any Optional Resets.

9/1/2012 YOU TAKE $5,000 WITHDRAWAL                                       $5,000 $120,000  $129,207  $124,207    $6,381     $1,381
         Assume Account Value decreased by $5,000 as a result
         of withdrawal. Since the withdrawal amount of $5,000
         is less than the Remaining 5% GMIB Dollar-for-Dollar
         Limit for the contract year ($6,381), the GMIB EXTRA
         Roll-Up Base is reduced dollar-for-dollar.

1/1/2013 ENTER 2013 TAX YEAR                                                     $150,000  $126,250  $126,250    $6,381     $1,381
         Assume Account Value increased by $30,000 due to                                                     (additional
         positive investment performance and the RMD amount for                                                 $119 will
         the 2013 tax year is determined to be $6,500 (based on                                                        be
         IRA owner's age and sex).                                                                              permitted
                                                                                                                 for RMD)

3/1/2013 SERVICE CENTER NOTIFIED $1,500 WITHDRAWAL WILL BE                $1,500 $118,500  $127,249  $125,749    $6,381      $  --
         TAKEN FOR RMD PURPOSES
         Assume Account Value decreased by $30,000 due to                                                     (additional
         negative investment performance before the withdrawal                                                  $119 will
         and further decreased by $1,500 as a result of                                                                be
         withdrawal. Cumulative withdrawals during the contract                                                 permitted
         year = $5,000 + $1,500 = $6,500.  Since cumulative                                                      for RMD)
         withdrawals during the contract year or tax year do
         not exceed the RMD amount, the $1,500 withdrawal will
         reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.

6/1/2013 SIXTH CONTRACT ANNIVERSARY                                              $118,500  $127,305  $127,305    $6,365       $6,365
         Assume no change in Account Value.

9/1/2013 SERVICE CENTER NOTIFIED $5,000 WITHDRAWAL WILL BE                $5,000 $113,500  $128,880  $123,880    $6,365       $1,365
         TAKEN FOR RMD PURPOSES
         Assume now Account Value decreased by $5,000 as a
         result of withdrawal. Cumulative withdrawals during
         the contract year = $5,000.  Since cumulative
         withdrawals during the contract year or tax year do
         not exceed the RMD amount, the $5,000 withdrawal will
         reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.

  APPENDIX O (APPENDIX G FOR MLNY CONTRACTS)- EXAMPLE OF RMD CALCULATIONS UNDER
                                    THE GMWB

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on June 1, 2007. You select the GMWB rider covering two lives and immediately take your first withdrawal and elect to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                                                                                                Remaining
                                                                                                               Guaranteed
                                                                                                                Lifetime
                                                                                                                 Amount
                                                                  TRANSACTIONS                      Guaranteed     in       Excess
                                                                ----------------  ACCOUNT            Lifetime   Contract  Withdrawal
DATE                                                              PREM.  WITHDR.   VALUE  GMWB Base   Amount      Year      Amount
----                                                            -------- ------- -------- --------- ---------- ---------- ----------
6/1/2007 THE CONTRACT IS ISSUED AND THE OWNER TAKES A $3,000    $100,000  $3,000  $97,000  $100,000   $4,500     $1,500     $   --
         WITHDRAWAL
         The Lifetime Income Percentage is 4.5%.  No Roll-Up is
         applicable since the owner took an immediate
         withdrawal.

1/1/2008 ENTER 2008 TAX YEAR                                                      $97,000  $100,000   $4,500     $1,500
         Assume no change in Account Value and the RMD amount                                       (additional
         for the 2008 tax year is determined to be $5,000                                             $500 will
         (based on IRA owner's age and sex).                                                                 be
                                                                                                      permitted
                                                                                                       for RMD)

3/1/2008 SERVICE CENTER NOTIFIED $5,000 WITHDRAWAL WILL BE                $5,000  $92,000  $ 96,907   $4,500     $   --     $3,000
         TAKEN FOR RMD PURPOSES
         Assume Account Value decreased by $5,000 as a result
         of withdrawal. Cumulative withdrawals during the
         contract year = $3,000 + $5,000 = $8,000. Since
         cumulative withdrawals during the contract year is
         over the RMD amount of $5,000, the $3,000 withdrawal
         will be treated as an adjusted withdrawal and the GMWB
         base will be adjusted as follow:

                                                        (GMWB Base
                                                    before withdrawal)
         Adjusted Withdrawal = Excess withdrawal x ---------------------
                                                   (Account Value before
                                                      the withdrawal)
                             = ($3,000) x ($100,000 / $97,000)
                             = $3,093

                   GMWB Base = GMWB Base (prior to withdrawal) -
                               Adj.Withdrawal
                             = $100,000 - $3,093
                             = $96,907

6/1/2008 CONTRACT ANNIVERSARY                                                     $92,000  $ 96,907   $4,361     $4,361
         Assume no change in Account Value.

9/1/2008 NO ACTIVITY                                                              $92,000  $ 96,907   $4,361     $4,361

  APPENDIX P (APPENDIX H FOR MLNY CONTRACTS)- EXAMPLE OF RMD CALCULATIONS UNDER
                                    THE GMWB

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on June 1, 2007. You select the GMWB rider covering two lives and immediately take your first withdrawal and elect to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                                                                                                Remaining
                                                                                                               Guaranteed
                                                                                                                Lifetime
                                                                                                                 Amount
                                                                  TRANSACTIONS                      Guaranteed     in       Excess
                                                                ----------------  ACCOUNT            Lifetime   Contract  Withdrawal
DATE                                                              PREM.  WITHDR.   VALUE  GMWB Base   Amount      Year      Amount
----                                                            -------- ------- -------- --------- ---------- ---------- ----------
6/1/2007 THE CONTRACT IS ISSUED AND THE OWNER TAKES A $3,000    $100,000  $3,000  $97,000  $100,000  $  4,500    $1,500       $--
         WITHDRAWAL
         The Lifetime Income Percentage is 4.5%. No Roll-Up is
         applicable since the owner took an immediate
         withdrawal.

1/1/2008 ENTER 2008 TAX YEAR                                                      $97,000  $100,000  $  4,500    $1,500
         Assume no change in Account Value and the RMD amount                                       (additional
         for the 2008 tax year is determined to be $5,000                                             $500 will
         (based on IRA owner's age and sex).                                                                 be
                                                                                                      permitted
                                                                                                       for RMD)

3/1/2008 SERVICE CENTER NOTIFIED $2,000 WITHDRAWAL WILL BE                $2,000  $95,000  $100,000   $4,500     $   --       $--
         TAKEN FOR RMD PURPOSES
         Assume Account Value decreased by $2,000 as a result
         of withdrawal. Cumulative withdrawals during the
         contract year = $3,000 + $2,000 = $5,000. Since
         cumulative withdrawals during the contract year is
         less than the RMD amount, the $2,000 withdrawal
         will not reduce the GMWB Base.

6/1/2008 CONTRACT ANNIVERSARY                                                     $ 95,000 $100,000   $4,500     $4,500
         Assume no change in Account Value.

9/1/2008 SERVICE CENTER NOTIFIED $3,000 WITHDRAWAL WILL BE                $3,000  $92,000  $100,000   $4,500     $1,500
         TAKEN FOR RMD PURPOSES
         Assume now Account Value decreased by $3,000 as a
         result of withdrawal. Cumulative withdrawals during
         the contract year = $3,000. Since cumulative
         withdrawals during the contract year or tax year do
         not exceed the RMD amount, the $2,000 withdrawal will
         not reduce the GMWB Base